Group statement of comprehensive income - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Group statement of comprehensive income
Attributable profit for the year	[1]	$ 412	$ 263	$ 223
Items that will not be reclassified to income statement
Remeasurement of net retirement benefit obligations		16	(89)	30
Taxation on other comprehensive income		(1)	18	(7)
Total items that will not be reclassified to income statement		15	(71)	23
Items that may be reclassified subsequently to income statement
Cash flow hedges - gains arising in the year		38	23	24
Cash flow hedges - Gains recycled to income statement in the year		(1)	(25)	(37)
Exchange differences on translation of foreign operations		(124)	56	(102)
Taxation on other comprehensive income		(5)		2
Total items that may be reclassified subsequently to income statement		(92)	54	(113)
Other comprehensive loss for the year, net of taxation		(77)	(17)	(90)
Total comprehensive income for the year	[1]	$ 335	$ 246	$ 133

[1]	Attributable to equity holders of the Company and wholly derived from continuing operations.